Cover	9 Months Ended
Jul. 31, 2022
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	ORGANICELL REGENERATIVE MEDICINE, INC.
Entity Central Index Key	0001557376
Entity Tax Identification Number	47-4180540
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1951 NW 7th Ave,
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33136
City Area Code	(888)
Local Phone Number	963-7881
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false